Schedule of Investments

August 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–94.88%
Diversified–46.97%
Energy Transfer L.P.	8,397,498	$135,199,724
Enterprise Products Partners L.P.	3,029,145	88,875,114
MPLX L.P.	3,077,850	131,978,208
ONEOK, Inc.	752,414	69,492,957
TC Energy Corp.(a)	240,643	11,151,397
Williams Cos., Inc.	981,651	44,930,166
		481,627,566

Gathering & Processing–26.51%
Archrock, Inc.	154,518	3,125,899
EnLink Midstream LLC	1,874,145	26,912,722
Hess Midstream L.P., Class A	573,651	21,425,865
Targa Resources Corp.	775,295	113,890,836
Western Midstream Partners L.P.	2,760,648	106,505,796
		271,861,118

Natural Gas Pipeline Transportation–2.33%
DT Midstream, Inc.	108,439	8,522,221
Enbridge, Inc.(a)	382,134	15,354,144
		23,876,365

Other Energy–8.80%
Cheniere Energy Partners LP	192,568	9,431,981
Cheniere Energy, Inc.	175,054	32,430,504
Sunoco L.P.	893,961	48,425,867
		90,288,352

	Units	Value
Petroleum Pipeline Transportation–10.27%
Genesis Energy L.P.	1,520,635	$21,076,001
Plains All American Pipeline L.P.	3,622,140	64,981,191
Plains GP Holdings L.P., Class A	1,004,599	19,288,301
		105,345,493
Total Master Limited Partnerships And Related Entities (Cost $862,368,242)		972,998,894

	Shares
Common Stocks And Other Equity Interests–1.02%
Natural Gas Pipeline Transportation–1.02%
Kinetik Holdings, Inc. (Cost $8,016,469)	237,525	10,508,106

Money Market Funds–3.72%
Fidelity Treasury Portfolio, Institutional Class, 5.16% (Cost $38,156,289)(b)	38,156,289	38,156,289
TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $908,541,000)		1,021,663,289
OTHER ASSETS LESS LIABILITIES–0.38%		3,852,822
NET ASSETS–100%		$1,025,516,111

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

August 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–134.92%
Diversified–66.76%
Energy Transfer L.P.(a)	3,103,364	$49,964,157
Enterprise Products Partners L.P.(a)	1,119,819	32,855,489
MPLX L.P.(a)	1,134,144	48,632,095
ONEOK, Inc.(a)	272,639	25,180,938
TC Energy Corp.(b)	88,755	4,112,907
Williams Cos., Inc.(a)	362,501	16,591,671
		177,337,257

Gathering & Processing–37.75%
Archrock, Inc.	57,049	1,154,101
EnLink Midstream LLC(a)	683,756	9,818,736
Hess Midstream L.P., Class A(a)	211,800	7,910,730
Targa Resources Corp.(a)	287,115	42,177,194
Western Midstream Partners L.P.(a)	1,016,254	39,207,083
		100,267,844

Natural Gas Pipeline Transportation–3.25%
DT Midstream, Inc.(a)	39,618	3,113,579
Enbridge, Inc.(a)(b)	137,386	5,520,169
		8,633,748

Other Energy–12.51%
Cheniere Energy Partners LP(a)	72,620	3,556,928
Cheniere Energy, Inc.(a)	63,619	11,786,056
Sunoco L.P.(a)	330,238	17,888,992
		33,231,976

	Units	Value
Petroleum Pipeline Transportation–14.65%
Genesis Energy L.P.(a)	561,176	$7,777,899
Plains All American Pipeline L.P.(a)	1,337,737	23,999,002
Plains GP Holdings L.P., Class A(a)	371,320	7,129,344
		38,906,245
Total Master Limited Partnerships And Related Entities (Cost $240,598,934)		358,377,070

	Shares
Common Stocks & Other Equity Interests–1.43%
Natural Gas Pipeline Transportation–1.43%
Kinetik Holdings, Inc. (Cost $2,983,828)	85,797	3,795,659

Money Market Funds–3.94%
Fidelity Treasury Portfolio, Institutional Class, 5.16% (Cost $10,476,837)(c)	10,476,837	10,476,837
TOTAL INVESTMENTS IN SECURITIES — 140.29% (Cost $254,059,599)		372,649,566
OTHER ASSETS LESS LIABILITIES — (7.54)%		(20,029,711)
BORROWINGS — (32.75)%		(87,000,000)
NET ASSETS — 100%		$265,619,855

Notes to Schedule of Investments:

(a)

As of August 31, 2024, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $193,876,160 as of August 31, 2024. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	Foreign security denominated in U.S. dollars.
(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

August 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities—109.30%
Diversified–44.07%
Energy Transfer L.P.	34,815,344	$560,527,045
Enterprise Products Partners L.P.	18,275,000	536,188,500
MPLX L.P.	13,029,596	558,709,076
		1,655,424,621

Gathering & Processing–30.68%
Antero Midstream Corp.	21,244,063	315,899,217
EnLink Midstream LLC	14,382,821	206,537,309
Hess Midstream L.P., Class A	1,600,000	59,760,000
Summit Midstream Corp.(a)(b)	738,629	27,255,410
Western Midstream Partners L.P.	14,073,546	542,957,405
		1,152,409,341

Other Energy–20.26%
Arko Corp.	1,626,925	10,184,551
CrossAmerica Partners L.P.(a)	3,748,183	73,689,278
Enviva, Inc.(b)	100,000	52,700
Global Partners L.P.	1,337,981	60,316,183
KNOT Offshore Partners L.P.(a)	1,776,804	12,490,932
Kodiak Gas Services, Inc.	1,000,000	27,750,000
Sunoco L.P.	5,479,810	296,841,308
USA Compression Partners L.P.(a)	9,026,625	203,189,329
Westlake Chemical Partners L.P.(a)	3,370,319	76,641,054
		761,155,335

Petroleum Pipeline Transportation–13.63%
Delek Logistics Partners L.P.	1,227,101	50,667,000
Genesis Energy L.P.(a)	8,595,932	119,139,618
NGL Energy Partners L.P.(a)(b)	12,412,037	51,137,592
Phillips 66 Partners L.P.	500	70,155
Plains All American Pipeline L.P.	16,233,333	291,225,994
		512,240,359

	Units	Value
Terminalling & Storage–0.66%
Martin Midstream Partners L.P.(a)	7,026,434	$24,803,312
Total Master Limited Partnerships And Related Entities (Cost $2,379,859,482)		4,106,032,968

	Shares

Common Stocks And Other Equity Interests — 0.48%
Natural Gas Pipeline Transportation–0.48%
Kinetik Holdings, Inc. (Cost $13,143,264)	410,000	18,138,400

	Units

Preferred Master Limited Partnerships And Related Entities–0.07%
Other Energy—0.07%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,587,000

	Shares
Money Market Funds–1.28%
Fidelity Treasury Portfolio, Institutional Class, 5.16% (Cost $48,128,133)(c)	48,128,133	48,128,133
TOTAL INVESTMENTS IN SECURITIES — 111.13% (Cost $2,443,630,879)		4,174,886,501
OTHER ASSETS LESS LIABILITIES — (11.13)%		(418,217,749)
NET ASSETS — 100%		$3,756,668,752

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

August 31, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$88,944,383	$—	$—	$(9,351,717)	$—	$73,689,278	$(5,903,388)	$—	$—
Genesis Energy L.P.	94,148,906	14,881,000	—	10,409,712	—	119,139,618	(300,000)	3,238,169	—
Global Partners L.P.ii	94,253,918	—	(53,607,867)	(25,720,165)	48,410,927	60,316,183	(3,020,630)	—	—
KNOT Offshore Partners L.P.	9,541,438	—	—	3,088,085	—	12,490,932	(138,591)	—	—
Martin Midstream Partners L.P.	18,128,200	—	—	6,765,184	—	24,803,312	(90,072)	15,324	—
NGL Energy Partners L.P.	53,744,120	—	—	(2,606,528)	—	51,137,592	—	—	—
NuStar Energy L.P.	279,279,215	—	(232,006,764)	(33,058,514)	(6,307,401)	—	(7,906,536)	718,474	—
Summit Midstream Corp.iii	15,289,620	—	—	11,965,790	—	27,255,410	—	—	—
Westlake Chemical Partners L.P.[i]	18,120,000	56,715,336	—	4,201,749	—	76,641,054	(2,396,031)	418,378
USA Compression Partners L.P.	235,617,712	—	(22,753,996)	(20,744,178)	14,206,215	203,189,329	(3,136,424)	11,339,924	—
	$907,067,512	$71,596,336	$(308,368,627)	$(55,050,582)	$56,309,741	$648,662,708	$(22,891,672)	$15,730,269	$—

i.	As of November 30, 2023, the security was not considered as an affiliate of the Fund.
ii.	As of August 31, 2024, the security was not considered as an affiliate of the Fund.
iii.	Exchange from Summit Midstream Partners L.P., effective August 1, 2024.
(b)	Non-income producing.
(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

August 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–108.12%
Diversified–33.37%
Energy Transfer L.P.	9,506,327	$153,051,868
Enterprise Products Partners L.P.	3,544,474	103,994,867
MPLX L.P.	3,435,428	147,311,153
ONEOK, Inc.	1,168,196	107,894,583
TC Energy Corp.(a)	750,000	34,755,000
Williams Cos., Inc.	2,308,555	105,662,562
		652,670,033

Gathering & Processing–30.95%
Antero Midstream Corp.	6,950,954	103,360,686
Archrock, Inc.	4,750,839	96,109,473
EnLink Midstream LLC	7,630,586	109,575,215
Hess Midstream L.P., Class A	1,469,355	54,880,409
Summit Midstream Corp.(b)	214,723	7,923,261
Targa Resources Corp.	713,828	104,861,333
Western Midstream Partners L.P.	3,335,416	128,680,364
		605,390,741

Natural Gas Pipeline Transportation–7.96%
DT Midstream, Inc.	221,819	17,432,755
Enbridge, Inc.(a)	904,167	36,329,430
Kinder Morgan, Inc.	4,727,880	101,980,372
		155,742,557
Other Energy–19.99%
Aris Water Solutions, Inc., Class A	100,000	1,682,000
Arko Corp.	1,829,604	11,453,321
Cheniere Energy Partners LP	100	4,898
Cheniere Energy, Inc.	195,000	36,125,700
CrossAmerica Partners L.P.(c)	1,971,946	38,768,458
Global Partners L.P.	1,209,219	54,511,593
Golar LNG, Ltd.(a)	100,000	3,329,000
Kodiak Gas Services, Inc.	1,150,160	31,916,940
Suburban Propane Partners L.P.	5,962	104,335
Sunoco L.P.	1,897,652	102,795,809
USA Compression Partners L.P.	3,000,277	67,536,235
Westlake Chemical Partners L.P.(c)	1,886,522	42,899,510
		391,127,799

Petroleum Pipeline Transportation–13.79%
Chevron Corp.	137	20,269
Delek Logistics Partners L.P.	286,592	11,833,384
Genesis Energy L.P.(c)	7,491,977	103,838,801
HF Sinclair Corp.	39,707	1,951,202
NGL Energy Partners L.P.(b)(c)	7,150,096	29,458,396
Phillips 66 Partners L.P.	491	68,892
Plains All American Pipeline L.P.	5,209,426	93,457,102
Plains GP Holdings L.P., Class A	1,511,755	29,025,696
		269,653,742

	Units	Value

Production & Mining–2.03%
Alliance Resource Partners L.P.	378,734	$9,059,317
EQT Corp.	916,589	30,714,894
		39,774,211

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	657,678
Total Master Limited Partnerships And Related Entities (Cost $1,181,260,880)		2,115,016,761

	Shares

Common Stocks & Other Equity Interests–0.54%
Natural Gas Pipeline Transportation–0.54%
Kinetik Holdings, Inc.	230,000	10,175,200
Pembina Pipeline Corp.(a)	10,000	402,800
		10,578,000
Total Common Stocks & Other Equity Interests (Cost $7,721,984)		10,578,000

	Units

Preferred Master Limited Partnerships And Related Entities–0.13%
Other Energy–0.13%
Global Partners L.P., 9.50% (Cost $2,447,025)	97,881	2,532,182

	Shares
Money Market Funds–2.24%
Fidelity Treasury Portfolio, Institutional Class, 5.16% (Cost $43,897,935)(d)	43,897,935	43,897,935
TOTAL INVESTMENTS IN SECURITIES–111.03% (Cost $1,235,327,824)		2,172,024,878
OTHER ASSETS LESS LIABILITIES–(11.03)%		(215,851,337)
NET ASSETS–100%		$1,956,173,541

See accompanying notes which are an integral part of this schedule.

Invesco Steelpath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$46,794,279	$—	$—	$(4,920,006)	$—	$38,768,458	$(3,105,815)	$—	$—
CSI Compressco L.P.[i]	18,933,677	—	(24,248,410)	3,489,378	1,880,910	—	(55,555)	46,789	—
Genesis Energy L.P.	104,147,231	3,748,196	(14,880,999)	25,176,290	(13,004,773)	103,838,801	(1,347,144)	2,249,246	—
NGL Energy Partners L.P.	30,959,916	—	—	(1,501,520)	—	29,458,396	—	—	—
Westlake Chemical Partners	88,029,723	—	(44,133,647)	(14,244,997)	16,394,802	42,899,510	(3,146,371)	700,048	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred[i]	11,840,595	—	(11,622,100)	(218,495)	—	—	—	—	599,810
	$300,705,421	$3,748,196	$(94,885,156)	$7,780,650	$5,270,939	$214,965,165	$(7,654,885)	$2,996,083	$599,810
i.	As of August 31, 2024, the security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Steelpath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

August 31, 2024

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2024, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.